Summary of Significant Accounting Policies - Cumulative Effect of Changes in Consolidated Balance Sheet for Adoption of Topic 606 (Detail) - USD ($)	Sep. 30, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets
Inventories, net	$ 454,379	$ 171,514	$ 256,149	$ 201,155
Prepaid expenses and other	786,732	656,464	695,276	388,275
Stockholders' Equity
Accumulated deficit	$ (53,364,478)	(45,412,973)	(45,289,526)	$ (34,972,787)
Adoption of ASC 606 [Member] | Balance [Member]
Assets
Inventories, net			256,149
Prepaid expenses and other			695,276
Stockholders' Equity
Accumulated deficit			$ (45,289,526)
Adoption of ASC 606 [Member] | Adjustments due to ASC 2014-09
Assets
Inventories, net		(84,635)
Prepaid expenses and other		(38,812)
Stockholders' Equity
Accumulated deficit		$ (123,447)